Annual Total Returns[BarChart] - The Hartford High Yield Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.56%	13.42%	6.01%	2.22%	(4.33%)	13.10%	7.09%	(3.55%)	14.67%	7.17%